Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 342,382	$ 392,053
Share-based compensation	(32,063)	(133,647)
Long-term debt, gross	926,199	$ 1,100,551	$ 681,015	$ 800,154
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	342,382
Share-based compensation	101,773
Long-term debt, gross	929,047
Interest on long-term debt	243,346
Commitments	245,385
Total	1,861,933
Liquidity risk [Member] | 2024 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	342,382
Share-based compensation	67,117
Long-term debt, gross	2,848
Interest on long-term debt	65,030
Commitments	105,803
Total	583,180
Liquidity risk [Member] | 2025 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Share-based compensation	23,523
Long-term debt, gross	12,096
Interest on long-term debt	64,950
Commitments	87,116
Total	187,685
Liquidity risk [Member] | 2026 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Share-based compensation	11,133
Long-term debt, gross	376,345
Interest on long-term debt	38,305
Commitments	27,267
Total	453,050
Liquidity risk [Member] | 2027 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Share-based compensation	0
Long-term debt, gross	582
Interest on long-term debt	36,885
Commitments	8,651
Total	46,118
Liquidity risk [Member] | 2028 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Share-based compensation	0
Long-term debt, gross	7,272
Interest on long-term debt	36,658
Commitments	5,800
Total	49,730
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Share-based compensation	0
Long-term debt, gross	529,904
Interest on long-term debt	1,518
Commitments	10,748
Total	$ 542,170